Other Results - Summary of Other Results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Results [Line Items]
Interest Income from Financial Instruments	$ 18,114	$ 2,556	$ 443
Fair value gains of financial assets at FVPL	(36)	(16)	9
Other finance income			50
Finance income	18,078	2,540	502
Finance expense related to derivative financial instruments	(18,763)
Other finance expense	(5,728)	(402)	(47)
Interest charges for lease liabilities	(177)	(142)	(20)
Finance costs	(24,668)	(544)	(67)
Inflation adjustment	(1,037)	(334)	38
Other results	$ (7,627)	$ 1,662	$ 473